FAIR VALUE MEASUREMENTS - Schedule of Assets and Labilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ 9,531	$ 14,395
Level 2 | Estimated fair value | Term Loan A and Term Loan B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	702,820	809,961
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	42,922	44,811
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	0	0
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	29,679	32,057
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	13,243	12,754
Fair Value, Recurring | Foreign currency forward contracts:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	7,553	1,889
Liabilities at fair value	2,181	6,875
Fair Value, Recurring | Foreign currency forward contracts: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Liabilities at fair value	0	0
Fair Value, Recurring | Foreign currency forward contracts: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	7,553	1,889
Liabilities at fair value	2,181	6,875
Fair Value, Recurring | Foreign currency forward contracts: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Liabilities at fair value	0	0
Fair Value, Recurring | Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	278
Liabilities at fair value	7	129
Fair Value, Recurring | Commodity Contract [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Liabilities at fair value	0
Fair Value, Recurring | Commodity Contract [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Liabilities at fair value	0
Fair Value, Recurring | Interest rate swap contracts:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	24,036	7,304
Fair Value, Recurring | Interest rate swap contracts: | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		29,868
Fair Value, Recurring | Interest rate swap contracts: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Fair Value, Recurring | Interest rate swap contracts: | Level 2 | Other Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	24,036	29,868
Fair Value, Recurring | Interest rate swap contracts: | Level 2 | Financing Receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	278	7,304
Fair Value, Recurring | Interest rate swap contracts: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0
Fair Value, Recurring | Rabbi Trust investments, short-term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	6,019	5,899
Fair Value, Recurring | Rabbi Trust investments, short-term | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Fair Value, Recurring | Rabbi Trust investments, short-term | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Fair Value, Recurring | Rabbi Trust investments, short-term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	6,019	5,899
Fair Value, Recurring | Rabbi Trust investments, long-term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	14,630	15,970
Fair Value, Recurring | Rabbi Trust investments, long-term | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value		0
Fair Value, Recurring | Rabbi Trust investments, long-term | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Fair Value, Recurring | Rabbi Trust investments, long-term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	14,630	15,970
Fair Value, Recurring | Contingent consideration:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	3,399	1,788
Fair Value, Recurring | Contingent consideration: | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Recurring | Contingent consideration: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Recurring | Contingent consideration: | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	3,399	1,788
Fair Value, Recurring | Contingent consideration, less current portion
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	4,007	7,327
Fair Value, Recurring | Contingent consideration, less current portion | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Recurring | Contingent consideration, less current portion | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	0	0
Fair Value, Recurring | Contingent consideration, less current portion | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	4,007	7,327
Fair Value, Recurring | Bunker fuel hedges: | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at fair value	$ 7	$ 129